21 Loans and Financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Final maturity		The term of these securities ranges from 4 to 51 months from the end of the reporting period.
Loans and financing		R$ 3,188,531	R$ 3,142,383	R$ 4,047,307
Gross debt		3,214,249	3,168,710
Transaction cost		(25,718)	(26,327)
Net debt		3,188,531	3,142,383
Loans and financing, current		717,677	255,521
Loans and financing, noncurrent		2,470,854	2,886,862
Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		140,337	108,983	104,751
Loans and financing, noncurrent		R$ 103,646
Foreign Currency [member] | National Treasury Department (STN - Secretaria do Tesouro Nacional) [member] | Par Bond [member]
Disclosure of detailed information about borrowings [line items]
Contract		Par Bond
Company		Copel
Allocation		Debt negotiation
Guarantees		Guarantees deposited (21.1).
Issue date		May 20, 1998
Number of installments		1
Final maturity		Apr. 11, 2024
Finance charges		Half-yearly
Contractual financial charges p.y.		6.0% + 0.20%
Effective interest rate p.y.		6.0% + 0.20%
Contract amount		R$ 17,315
Loans and financing		R$ 82,933	64,325
Foreign Currency [member] | National Treasury Department (STN - Secretaria do Tesouro Nacional) [member] | Discount Bond [member]
Disclosure of detailed information about borrowings [line items]
Contract		Discount Bond
Company		Copel
Allocation		Debt negotiation
Guarantees		Guarantees deposited (21.1).
Issue date		May 20, 1998
Number of installments		1
Final maturity		Apr. 11, 2024
Finance charges		Half-yearly
Contractual financial charges p.y.		2.8125% + 0,20%
Effective interest rate p.y.		2.8125% + 0,20%
Contract amount		R$ 12,082
Loans and financing		57,404	44,658
Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		3,048,194	3,033,400	R$ 3,942,556
Loans and financing, noncurrent		R$ 2,830,614
Local Currency [member] | Promissory Notes [member]
Disclosure of detailed information about borrowings [line items]
Contract		Promissory notes
Company		Copel GeT
Allocation		Payment of the first installment of debentures and cash enhancement of Copel Get.
Guarantees		Surety of Copel.
Issue date		May 12, 2017
Number of installments		1
Final maturity		May 12, 2019
Finance charges		Single installment
Contractual financial charges p.y.		117% of DI
Effective interest rate p.y.		117% of DI
Local Currency [member] | Banco Do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		R$ 640,177	679,976
Local Currency [member] | Banco Do Brasil [member] | CCB 306.401.381 [member]
Disclosure of detailed information about borrowings [line items]
Contract	[1]	CCB 306.401.381
Company		Copel HOL
Allocation		Working Capital
Guarantees		Credit assignment
Issue date		Dec. 19, 2019
Number of installments		5
Final maturity		Mar. 25, 2022
Finance charges		Quarterly
Contractual financial charges p.y.		120.00% of DI
Effective interest rate p.y.		126.99% of DI
Contract amount		R$ 640,005
Loans and financing		R$ 640,177
Local Currency [member] | Banco Do Brasil [member] | NCI 306.401.445 [member]
Disclosure of detailed information about borrowings [line items]
Contract		NCI 306.401.445
Company		Copel HOL
Allocation		Working Capital
Guarantees		Credit assignment
Issue date		Feb. 24, 2017
Number of installments		2
Final maturity		Feb. 15, 2020
Finance charges		Half-yearly
Contractual financial charges p.y.		124.5% of DI
Effective interest rate p.y.		136.15% of DI
Contract amount		R$ 77,000
Loans and financing			640,530
Local Currency [member] | Banco Do Brasil [member] | Contract [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing			39,446
Local Currency [member] | Eletrobras [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing			10,934
Local Currency [member] | Eletrobras [member] | 983/95 [member]
Disclosure of detailed information about borrowings [line items]
Contract		983/95
Allocation		National Program for Watering - Proni.
Guarantees		Own revenue; issue of promissory notes and commercial duplicates.
Issue date		Dec. 22, 1994
Number of installments		80
Final maturity		Nov. 15, 2020
Finance charges		Quarterly
Contractual financial charges p.y.		8.00%
Effective interest rate p.y.		8.00%
Contract amount		R$ 11
Loans and financing			26
Local Currency [member] | Eletrobras [member] | 984/95 [member]
Disclosure of detailed information about borrowings [line items]
Contract		984/95
Allocation		National Program for Watering - Proni.
Guarantees		Own revenue; issue of promissory notes and commercial duplicates.
Issue date		Dec. 22, 1994
Number of installments		80
Final maturity		Nov. 15, 2020
Finance charges		Quarterly
Contractual financial charges p.y.		8.00%
Effective interest rate p.y.		8.00%
Contract amount		R$ 14
Loans and financing			11
Local Currency [member] | Eletrobras [member] | 985/95 [member]
Disclosure of detailed information about borrowings [line items]
Contract		985/95
Issue date		Dec. 22, 1994
Number of installments		80
Final maturity		Aug. 15, 2021
Finance charges		Quarterly
Contractual financial charges p.y.		8.00%
Effective interest rate p.y.		8.00%
Contract amount		R$ 61
Loans and financing			11
Local Currency [member] | Eletrobras [member] | 206/07 [member]
Disclosure of detailed information about borrowings [line items]
Contract		206/07
Allocation		Rural Electricity Program - Luz para Todos.
Issue date		Mar. 03, 2008
Number of installments		120
Final maturity		Aug. 30, 2020
Finance charges		Monthly
Contractual financial charges p.y.		5.0% + 1.0%
Effective interest rate p.y.		5.05%
Contract amount		R$ 109,642
Loans and financing			5,953
Local Currency [member] | Eletrobras [member] | 273/09 [member]
Disclosure of detailed information about borrowings [line items]
Contract		273/09
Allocation		Rural Electricity Program - Luz para Todos.
Issue date		Feb. 18, 2010
Number of installments		120
Final maturity		Dec. 30, 2022
Finance charges		Monthly
Contractual financial charges p.y.		5.0% + 1.0%
Effective interest rate p.y.		5.0% + 1.0%
Contract amount		R$ 63,944
Loans and financing			4,933
Local Currency [member] | Caixa Econonica Federal [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		R$ 11,661	13,741
Local Currency [member] | Caixa Econonica Federal [member] | 415.855-22/14 [member]
Disclosure of detailed information about borrowings [line items]
Contract		415.855-22/14
Company		Copel DIS
Allocation		Rural Electricity Program - Luz para Todos.
Guarantees		Own revenue; issue of promissory notes and commercial duplicates.
Issue date		Mar. 31, 2015
Number of installments		120
Final maturity		Dec. 08, 2026
Finance charges		Monthly
Contractual financial charges p.y.		6.00%
Effective interest rate p.y.		6.00%
Contract amount		R$ 16,984
Loans and financing		R$ 11,496	13,410
Local Currency [member] | Caixa Econonica Federal [member] | 3153-352 [member]
Disclosure of detailed information about borrowings [line items]
Contract		3153-352
Company		Copel DIS
Allocation		Acquisition of machinery, equipment and IT and automation equipment.
Guarantees		Assignment of trade notes receivable.
Issue date		Nov. 01, 2016
Number of installments		36
Final maturity		Dec. 15, 2021
Finance charges		Monthly
Contractual financial charges p.y.		5.5 % above TJLP
Effective interest rate p.y.		5.5 % above TJLP
Contract amount		R$ 1,156
Loans and financing		165	331
Local Currency [member] | Finep [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing			4,845
Local Currency [member] | Finep [member] | 21120105-00 [member]
Disclosure of detailed information about borrowings [line items]
Contract		21120105-00
Company		Copel Tel
Allocation		BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).
Guarantees		Lock of proceeds received in current account.
Issue date		Jul. 17, 2012
Number of installments		81
Final maturity		Oct. 15, 2020
Finance charges		Monthly
Contractual financial charges p.y.		4.00%
Effective interest rate p.y.		4.39%
Contract amount
Loans and financing			2,626
Local Currency [member] | Finep [member] | 21120105-00 [member]
Disclosure of detailed information about borrowings [line items]
Contract		21120105-00
Company		Copel Tel
Allocation		BEL project - ultra wide band intranet service (Ultra Wide Band - UWB).
Guarantees		Lock of proceeds received in current account.
Issue date		Jul. 17, 2012
Number of installments		81
Final maturity		Oct. 15, 2020
Finance charges		Monthly
Contractual financial charges p.y.		3.5% + TR
Effective interest rate p.y.		3.88% + TR
Contract amount
Loans and financing			2,219
Local Currency [member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing			2,338,138
Local Currency [member] | BNDES [member] | 820989.1 [member]
Disclosure of detailed information about borrowings [line items]
Contract		820989.1
Company		Copel GeT
Allocation		Implementation of Mauá HPP.
Guarantees		Revenue from energy sales from the plant.
Issue date		Mar. 17, 2009
Number of installments		179
Final maturity		Jan. 15, 2028
Finance charges		Monthly
Contractual financial charges p.y.		1.63% above TJLP
Effective interest rate p.y.		1.63% above TJLP
Contract amount		R$ 169,500
Loans and financing		R$ 95,807	107,324
Local Currency [member] | BNDES [member] | 1120952.1 [member]
Disclosure of detailed information about borrowings [line items]
Contract		1120952.1
Company		Copel GeT
Allocation		Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.
Guarantees		Assignment of receivables; revenue from energy transmission services.
Issue date		Dec. 16, 2011
Number of installments		168
Final maturity		Apr. 15, 2026
Finance charges		Monthly
Contractual financial charges p.y.		1.82% and 1.42% above TJLP
Effective interest rate p.y.		1.82% and 1.42% above TJLP
Contract amount		R$ 44,723
Loans and financing		R$ 17,756	21,090
Local Currency [member] | BNDES [member] | 1220768.1 [member]
Disclosure of detailed information about borrowings [line items]
Contract		1220768.1
Company		Copel GeT
Allocation		Implementation of Cavernoso II SHP.
Guarantees		Revenue from energy sales from the plant.
Issue date		Sep. 28, 2012
Number of installments		192
Final maturity		Jul. 15, 2029
Finance charges		Monthly
Contractual financial charges p.y.		1.36% above TJLP
Effective interest rate p.y.		1.36% above TJLP
Contract amount		R$ 73,122
Loans and financing		R$ 41,405	46,240
Local Currency [member] | BNDES [member] | 13211061 [member]
Disclosure of detailed information about borrowings [line items]
Contract		13211061
Company		Copel GeT
Allocation		Implementation of Colíder HPP.
Guarantees		Assignment of receivables
Issue date		Dec. 04, 2013
Number of installments		192
Final maturity		Oct. 15, 2031
Finance charges		Monthly
Contractual financial charges p.y.		0% and 1.49% above TJLP
Effective interest rate p.y.		6.43% and 7.68%
Contract amount		R$ 1,041,155
Loans and financing		R$ 748,083	817,329
Local Currency [member] | BNDES [member] | 13210331 [member]
Disclosure of detailed information about borrowings [line items]
Contract		13210331
Company		Copel GeT
Allocation		Implementation of Cerquilho III substation.
Guarantees		Assignment of receivables
Issue date		Dec. 03, 2013
Number of installments		168
Final maturity		Aug. 15, 2028
Finance charges		Monthly
Contractual financial charges p.y.		1.49% and 1.89% above TJLP
Effective interest rate p.y.		1.49% and 1.89% above TJLP
Contract amount		R$ 17,644
Loans and financing		R$ 10,069	11,385
Local Currency [member] | BNDES [member] | 15206041 [member]
Disclosure of detailed information about borrowings [line items]
Contract		15206041
Company		Copel GeT
Allocation		Implementation of transmission line Assis - Paraguaçu Paulista II.
Guarantees		Assignment of receivables
Issue date		Dec. 28, 2015
Number of installments		168
Final maturity		Jun. 15, 2030
Finance charges		Monthly
Contractual financial charges p.y.		2.42% above TJLP
Effective interest rate p.y.		9.04%
Contract amount		R$ 34,265
Loans and financing		R$ 20,280	22,419
Local Currency [member] | BNDES [member] | 15205921 [member]
Disclosure of detailed information about borrowings [line items]
Contract		15205921
Company		Copel GeT
Allocation		Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.
Guarantees		Assignment of receivables
Issue date		Dec. 28, 2015
Number of installments		168
Final maturity		Dec. 15, 2029
Finance charges		Monthly
Contractual financial charges p.y.		2.32% above TJLP
Effective interest rate p.y.		8.93%
Contract amount		R$ 21,584
Loans and financing		R$ 12,171	13,526
Local Currency [member] | BNDES [member] | 18205101 [member]
Disclosure of detailed information about borrowings [line items]
Contract		18205101
Company		Copel GeT
Allocation		Implementation of Baixo Iguaçu HPP.
Guarantees		Assignment of receivables
Issue date		Nov. 22, 2018
Number of installments		192
Final maturity		Jun. 15, 2035
Finance charges		Monthly
Contractual financial charges p.y.		1.94% above TJLP
Effective interest rate p.y.		8.50%
Contract amount		R$ 194,000
Loans and financing		R$ 184,087	196,827
Local Currency [member] | BNDES [member] | 14205611-A [member]
Disclosure of detailed information about borrowings [line items]
Contract		14205611-A
Company		Copel DIS
Allocation		Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees		Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date		Dec. 15, 2014
Number of installments		72
Final maturity		Jan. 15, 2021
Finance charges		Monthly
Contractual financial charges p.y.		2.09% above TJLP
Effective interest rate p.y.		8.37%
Contract amount		R$ 41,583
Loans and financing		R$ 585	7,611
Local Currency [member] | BNDES [member] | 14205611-B [member]
Disclosure of detailed information about borrowings [line items]
Contract		14205611-B
Company		Copel DIS
Allocation		Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees		Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date		Dec. 15, 2014
Number of installments		6
Final maturity		Feb. 15, 2021
Finance charges		Annual
Contractual financial charges p.y.		2.09 above TR BNDES
Effective interest rate p.y.		2.09 above TR BNDES
Contract amount		R$ 17,821
Loans and financing		R$ 4,329	8,288
Local Currency [member] | BNDES [member] | 14205611-C [member]
Disclosure of detailed information about borrowings [line items]
Contract		14205611-C
Company		Copel DIS
Allocation		Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees		Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date		Dec. 15, 2014
Number of installments		113
Final maturity		Jun. 15, 2024
Finance charges		Monthly
Contractual financial charges p.y.		6.00%
Effective interest rate p.y.		6.00%
Contract amount		R$ 78,921
Loans and financing		R$ 27,434	35,267
Local Currency [member] | BNDES [member] | 14205611-D [member]
Disclosure of detailed information about borrowings [line items]
Contract		14205611-D
Company		Copel DIS
Allocation		Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees		Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date		Dec. 15, 2014
Number of installments		57
Final maturity		Feb. 15, 2021
Finance charges		Monthly
Contractual financial charges p.y.		TJLP
Effective interest rate p.y.		TJLP
Contract amount		R$ 750
Loans and financing		R$ 2	11
Local Currency [member] | BNDES [member] | 14.2.1271.1 [member]
Disclosure of detailed information about borrowings [line items]
Contract		14.2.1271.1
Company		Santa Maria
Allocation		Construction and implementation of wind generating plants.
Guarantees		Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date		Jun. 01, 2015
Number of installments		192
Final maturity		Aug. 15, 2031
Finance charges		Monthly
Contractual financial charges p.y.		1.66% above TJLP
Effective interest rate p.y.		8.26%
Contract amount		R$ 71,676
Loans and financing		R$ 41,665	45,582
Local Currency [member] | BNDES [member] | 14.2.1272.1 [member]
Disclosure of detailed information about borrowings [line items]
Contract		14.2.1272.1
Company		Santa Helena
Allocation		Construction and implementation of wind generating plants.
Guarantees		Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date		Jun. 01, 2015
Number of installments		192
Final maturity		Aug. 15, 2031
Finance charges		Monthly
Contractual financial charges p.y.		1.66% above TJLP
Effective interest rate p.y.		8.26%
Contract amount		R$ 82,973
Loans and financing		R$ 45,208	49,458
Local Currency [member] | BNDES [member] | 11211521 [member]
Disclosure of detailed information about borrowings [line items]
Contract		11211521
Company		GE Farol
Allocation		Construction and implementation of wind generating plants.
Guarantees		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		Jun. 15, 2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 54,100
Loans and financing		R$ 37,470	41,388
Local Currency [member] | BNDES [member] | 11211531 [member]
Disclosure of detailed information about borrowings [line items]
Contract		11211531
Company		GE Boa Vista
Allocation		Construction and implementation of wind generating plants.
Guarantees		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		Jun. 15, 2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 40,050
Loans and financing		R$ 27,701	27,701
Local Currency [member] | BNDES [member] | 11211541 [member]
Disclosure of detailed information about borrowings [line items]
Contract		11211541
Company		GE S.B. do Norte
Allocation		Construction and implementation of wind generating plants.
Guarantees		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		Jun. 15, 2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 90,900
Loans and financing		R$ 62,824	69,394
Local Currency [member] | BNDES [member] | 11211551 [member]
Disclosure of detailed information about borrowings [line items]
Contract		11211551
Company		GE Olho D'Água
Allocation		Construction and implementation of wind generating plants.
Guarantees		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date		Mar. 19, 2012
Number of installments		192
Final maturity		Jun. 15, 2030
Finance charges		Monthly
Contractual financial charges p.y.		2.34% above TJLP
Effective interest rate p.y.		2.34% above TJLP
Contract amount		R$ 97,000
Loans and financing		R$ 67,096	74,112
Local Currency [member] | BNDES [member] | 18204611 [member]
Disclosure of detailed information about borrowings [line items]
Contract		18204611
Company		Cutia
Allocation		Construction and implementation of wind generating plants.
Guarantees		Pledge of shares; assignment of receivables.
Issue date		Oct. 25, 2018
Number of installments		192
Final maturity		Jul. 15, 2035
Finance charges		Monthly
Contractual financial charges p.y.		2.04% above TJLP
Effective interest rate p.y.		8.37%
Contract amount		R$ 619,405
Loans and financing		R$ 588,169	611,457
Local Currency [member] | BNDES [member] | 13212221 - A [member]
Disclosure of detailed information about borrowings [line items]
Contract		13212221 - A
Company		Costa Oeste
Allocation		Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.
Guarantees		Assignment of receivables; 100% of pledged shares.
Issue date		Dec. 03, 2013
Number of installments		168
Final maturity		Nov. 30, 2028
Finance charges		Monthly
Contractual financial charges p.y.		1.95% + TJLP
Effective interest rate p.y.		1.95% + TJLP
Contract amount		R$ 27,634
Loans and financing		R$ 17,046	19,203
Local Currency [member] | BNDES [member] | 13212221 - B [member]
Disclosure of detailed information about borrowings [line items]
Contract		13212221 - B
Company		Costa Oeste
Allocation		Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.
Guarantees		Assignment of receivables; 100% of pledged shares.
Issue date		Dec. 03, 2013
Number of installments		106
Final maturity		Sep. 30, 2023
Finance charges		Monthly
Contractual financial charges p.y.		3.5%
Effective interest rate p.y.		3.5%
Contract amount		R$ 9,086
Loans and financing		R$ 2,194	2,992
Local Currency [member] | BNDES [member] | 14205851 - A [member]
Disclosure of detailed information about borrowings [line items]
Contract		14205851 - A
Company		Marumbi
Allocation		Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.
Guarantees		Assignment of receivables; 100% of pledged shares.
Issue date		Jul. 08, 2014
Number of installments		168
Final maturity		Jun. 30, 2029
Finance charges		Monthly
Contractual financial charges p.y.		2.00% + TJLP
Effective interest rate p.y.		2.00% + TJLP
Contract amount		R$ 33,460
Loans and financing		R$ 22,029	24,627
Local Currency [member] | BNDES [member] | 14205851 - B [member]
Disclosure of detailed information about borrowings [line items]
Contract		14205851 - B
Company		Marumbi
Allocation		Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.
Guarantees		Assignment of receivables; 100% of pledged shares.
Issue date		Jul. 08, 2014
Number of installments		106
Final maturity		Apr. 30, 2024
Finance charges		Monthly
Contractual financial charges p.y.		6.00%
Effective interest rate p.y.		6.00%
Contract amount		R$ 21,577
Loans and financing		7,550	9,813
Local Currency [member] | Banco do Brasil BNDES Transfer [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing		R$ 83,936	95,807
Local Currency [member] | Banco do Brasil BNDES Transfer [member] | 21/02000-0 [member]
Disclosure of detailed information about borrowings [line items]
Contract		21/02000-0
Company		Copel GeT
Allocation		Implementation of Mauá HPP.
Guarantees		Revenue from energy sales from the plant.
Issue date		Apr. 16, 2009
Number of installments		179
Final maturity		Jan. 15, 2028
Finance charges		Monthly
Contractual financial charges p.y.		2.13% above TJLP
Effective interest rate p.y.		2.13% above TJLP
Contract amount		R$ 169,500
Loans and financing		R$ 83,936	95,807
Local Currency [member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing			R$ 2,254,424

[1]	On March 25, 2021, the debt was renegotiated, with the final maturity date being changed to March 25, 2023 and the amount of financial charges to 135% of the DI p.y.